Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

(14) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2023	2022	2021

	(Dollars in Thousands)
Current
U.S.	$82,657	$66,670	$59,591
State	6,137	5,118	5,272
Total current taxes	88,794	71,788	64,863
Deferred
U.S.	23,001	10,555	3,794
State	(51)	64	(252)
Total deferred taxes	22,950	10,619	3,542
Total income taxes	$111,744	$82,407	$68,405

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21% for 2023, 2022, and 2021 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2023	2022	2021

	(Dollars in Thousands)
Computed expected tax expense	$110,065	$80,893	$68,011
Change in taxes resulting from:
Tax-exempt interest income	(3,663)	(2,433)	(2,970)
State tax, net of federal income taxes, tax credit and refunds	4,808	4,094	3,966
Other investment income	(2,761)	(1,391)	(1,753)
Net investment in low income housing investments	1,974	1,906	203
Other	1,321	(662)	948
Actual tax expense	$111,744	$82,407	$68,405

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 are reflected below:

	2023	2022

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$32,136	$25,982
Other real estate owned	1,649	1,194
Accrued expenses	581	186
Net unrealized losses on available for sale investment securities	110,584	130,586
Other	1,352	2,308
Total deferred tax assets	146,302	160,256
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(14,879)	(13,615)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,125)
Partnership investment pass through	(58,376)	(30,319)
Other	(3,321)	(3,555)
Total deferred tax liabilities	(90,746)	(61,633)
Net deferred tax asset	$55,556	$98,623

The net deferred tax asset of $55,556,000 and $98,623,000 at December 31, 2023 and December 31, 2022, respectively, is included in other assets in the consolidated statements of condition.